Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Abstract]
Assets	$ 157,479,135	$ 124,046,886
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets	134,093,677	104,953,507
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets	$ 23,385,458	$ 19,093,379